PROPERTY AND EQUIPMENT, NET (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Total of gross carrying amount	$ 398,849	$ 301,138
Total of accumulated depreciation	(211,265)	(176,174)
Property and equipment, net	187,584	124,964
Depreciation expenses on property and equipment	49,366	43,702	$ 48,014
Furniture and fixtures
PROPERTY AND EQUIPMENT, NET
Total of gross carrying amount	107,407	106,128
Total of accumulated depreciation	(65,465)	(49,115)
Computers and equipment
PROPERTY AND EQUIPMENT, NET
Total of gross carrying amount	120,293	73,125
Total of accumulated depreciation	(80,878)	(65,207)
Office equipment
PROPERTY AND EQUIPMENT, NET
Total of gross carrying amount	92,291	72,133
Total of accumulated depreciation	(62,377)	(56,187)
Office building
PROPERTY AND EQUIPMENT, NET
Total of gross carrying amount	73,867	44,346
Total of accumulated depreciation	(844)	(4,273)
Vehicle
PROPERTY AND EQUIPMENT, NET
Total of gross carrying amount	4,991	5,406
Total of accumulated depreciation	$ (1,701)	$ (1,392)